NON-WHOLLY OWNED SUBSIDIARIES - Investments In Material Non-Wholly Owned Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 14,493	$ 12,795
Non-current assets	40,253	38,956
Current liabilities	12,133	11,024
Non-current liabilities	31,276	29,674
Revenues	37,635	43,032	$ 37,168
Net income (loss)	580	434	1,203
OCI	72	(198)	(388)
Equity to others’ ownership interest	7,845	7,261
Business services
Disclosure of subsidiaries [line items]
Revenues	22,580	28,822	30,847
Infrastructure services
Disclosure of subsidiaries [line items]
Revenues	4,399	4,559	2,418
Industrials
Disclosure of subsidiaries [line items]
Revenues	10,656	9,651	3,896
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Current assets	11,619	10,723	7,293
Non-current assets	38,554	37,514	16,179
Current liabilities	9,983	9,466	7,074
Non-current liabilities	30,573	29,090	11,506
Revenues	33,635	37,976	32,098
Net income (loss)	181	414	1,157
OCI	(63)	(207)	(356)
Profit/(loss) allocated to others’ ownership interest	333	332	762
Distributions to others’ ownership interest	(1,223)	(1,674)	(1,604)
Equity to others’ ownership interest	7,070	6,967	3,383
Subsidiaries with material non-controlling interests | Business services
Disclosure of subsidiaries [line items]
Current assets	4,113	3,743	2,413
Non-current assets	12,741	11,388	1,773
Current liabilities	4,413	4,448	3,113
Non-current liabilities	7,093	6,247	475
Revenues	18,584	23,773	25,785
Net income (loss)	459	200	(20)
OCI	417	35	4
Profit/(loss) allocated to others’ ownership interest	350	111	(20)
Distributions to others’ ownership interest	(650)	(368)	(46)
Equity to others’ ownership interest	3,969	3,166	424
Subsidiaries with material non-controlling interests | Infrastructure services
Disclosure of subsidiaries [line items]
Current assets	2,328	2,358	2,889
Non-current assets	8,092	8,262	8,750
Current liabilities	2,561	2,289	2,921
Non-current liabilities	7,248	7,028	6,208
Revenues	4,399	4,559	2,419
Net income (loss)	(281)	(446)	282
OCI	(120)	(138)	(121)
Profit/(loss) allocated to others’ ownership interest	(161)	(281)	170
Distributions to others’ ownership interest	(249)	(370)	(16)
Equity to others’ ownership interest	355	833	1,534
Subsidiaries with material non-controlling interests | Industrials
Disclosure of subsidiaries [line items]
Current assets	5,178	4,622	1,991
Non-current assets	17,721	17,864	5,656
Current liabilities	3,009	2,729	1,040
Non-current liabilities	16,232	15,815	4,823
Revenues	10,652	9,644	3,894
Net income (loss)	3	660	895
OCI	(360)	(104)	(239)
Profit/(loss) allocated to others’ ownership interest	144	502	612
Distributions to others’ ownership interest	(324)	(936)	(1,542)
Equity to others’ ownership interest	$ 2,746	$ 2,968	$ 1,425